CONTINGENCY AND COMMITMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) M	Dec. 31, 2013 CAD
Contingency And Commitments 1	881	881
Contingency And Commitments 2	60	60
Contingency And Commitments 3		3,667
Contingency And Commitments 4	3,448	3,448
Contingency And Commitments 5	3.00%	3.00%
Contingency And Commitments 6	5.00%	5.00%
Contingency And Commitments 7	3.00%	3.00%
Contingency And Commitments 8	5.00%	5.00%
Contingency And Commitments 9	3.00%	3.00%
Contingency And Commitments 10	5.00%	5.00%
Contingency And Commitments 11	84,300
Contingency And Commitments 12	120,000
Contingency And Commitments 13	$ 130,000
Contingency And Commitments 14		0.50